Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 211,338	¥ 518,990
Tax losses carried forward	647,240	913,576
Less: Valuation allowance	(858,578)	(1,432,566)
Total of deferred tax assets
Taxable temporary difference related to acquired right to operate an online audio/video content platform	9,212	11,616
Total of deferred tax liabilities	¥ 9,212	¥ 11,616